AOCI - Additional share information (Details 2) - SFr / shares		3 Months Ended						6 Months Ended
		Jun. 30, 2016		Mar. 31, 2016		Jun. 30, 2015		Jun. 30, 2016		Jun. 30, 2015		Dec. 31, 2015
Common shares issued
Common Stock, Shares, Issued, Beginning Balance		1,957,379,244		1,957,379,244		1,607,168,947		1,957,379,244		1,607,168,947
Issuance of common shares		132,518,134		0		31,226,399		132,518,134		31,226,399
of which reserved for share-based compensation		30,000,000		0		0		30,000,000		0
Common Stock, Shares, Issued, Ending Balance		2,089,897,378		1,957,379,244		1,638,395,346		2,089,897,378		1,638,395,346
Treasury shares
Treasury Stock, Shares, Beginning Balance		10,939,863		5,910,224		43,695,094		5,910,224		7,666,658
Sale of treasury shares		474,842,916		190,347,314		220,985,925		665,190,230		301,511,352
Repurchase of treasury shares		482,072,771		196,089,371		224,833,683		678,162,142		342,146,721
Share-based compensation, net of tax		9,636,105		712,418		41,575,944		10,348,523		42,335,119
Treasury Stock, Shares, Ending Balance		8,533,613		10,939,863		5,966,908		8,533,613		5,966,908
Common shares outstanding		2,081,363,765	[1]	1,946,439,381	[2]	1,632,428,438	[3]	2,081,363,765	[1]	1,632,428,438	[3]	1,951,469,020
Par value (in CHF per share)		SFr 0.04		SFr 0.04				SFr 0.04				SFr 0.04
Authorized shares (in shares)	[4]	2,797,379,244		2,666,152,845				2,797,379,244				2,666,152,845
Unissued shares (in shares)		653,000,000		680,000,000		680,000,000		653,000,000		680,000,000
Capital Instrument Reserved
Treasury shares
Unissued shares (in shares)		518,996,021		515,145,579		498,874,240		518,996,021		498,874,240

[1]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 518'996'021 of these shares were reserved for capital instruments.
[2]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 680,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 515'145'579 of these shares were reserved for capital instruments.
[3]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 680,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 498'874'240 of these shares were reserved for capital instruments.
[4]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).